Note 7 - Loan Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 7 - Loan Receivable (Details) [Line Items]
Proceeds from Collection of Notes Receivable (in Dollars)	$ 995,190	$ 8,363,140
Equity Interest Pledged as Collateral, Percentage	100.00%
Overdue Balance [Member]
Note 7 - Loan Receivable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.25%